Annual Total Returns - Franklin Real Estate Securities Fund [BarChart] - Franklin Real Estate Securities Fund-Franklin Real Estate Securities Fund-20 - Franklin Real Estate Securities Fund - Class A	Feb. 24, 2021
Bar Chart Table:
Annual Return 2010	26.90%
Annual Return 2011	9.23%
Annual Return 2012	15.79%
Annual Return 2013	2.17%
Annual Return 2014	30.04%
Annual Return 2015	3.86%
Annual Return 2016	4.77%
Annual Return 2017	3.94%
Annual Return 2018	(6.41%)
Annual Return 2019	27.17%